                 LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN
                   INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

April 1, 1999

Dear Shareholder:

The previous six-month period was marked by a tightening in the supply of short-term municipal bonds, accompanied by a decline in tax exempt yields, particularly since the beginning of 1999. During this period, the J.P. Morgan Institutional Tax Exempt Money Market Fund posted a 1.52% return, besting the 1.31% return of the IBC Tax Free Money Fund Average and the 1.44% return of the Lipper Institutional Tax Exempt Money Market Average. The fund's current average seven-day yield of 2.82% translates into a tax equivalent yield of 4.67%, assuming a 39.6% federal income tax rate.

The fund maintained a stable net asset value of $1.00 over the period. On February 28, 1999, the net assets of the fund were approximately $566 million, while the assets of The Tax Exempt Money Market Portfolio, in which the fund invests, amounted to approximately $2.2 billion. Dividends of approximately $0.02 per share were paid from ordinary income, all of which is exempt from federal income tax.

This report includes a discussion with Richard Oswald, the portfolio manager primarily responsible for The Tax Exempt Money Market Portfolio. In this interview, Dick talks about the events of the previous six months that had the greatest effect on the portfolio and discusses our investment strategy.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                     /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS . . . .1     GLOSSARY OF TERMS  . . . . . . . .5

FUND PERFORMANCE . . . . . . . . .2     FUND FACTS AND HIGHLIGHTS. . . . .6

PORTFOLIO MANAGER Q&A. . . . . . .3     FINANCIAL STATEMENTS . . . . . . .8
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


PERFORMANCE                                       TOTAL RETURNS       AVERAGE ANNUAL TOTAL RETURNS
                                                  ----------------    ------------------------------------
                                                  THREE     SIX       ONE       THREE     FIVE      TEN
AS OF FEBRUARY 28, 1999                           MONTHS    MONTHS    YEAR      YEARS     YEARS     YEARS*
------------------------------------------------------------------    ------------------------------------
J.P. Morgain Institutional Tax Exempt
  Money Market Fund                               0.72%     1.52%     3.24%     3.32%     3.30%     3.65%
IBC Tax Free Money Fund Average                   0.61%     1.31%     2.81%     2.94%     2.94%     3.40%
Lipper Institutional Tax Exempt
  Money Market Average                            0.67%     1.44%     3.10%     3.21%     3.21%     3.65%

AS OF DECEMBER 31, 1998
------------------------------------------------------------------    ------------------------------------
J.P. Morgan Institutional Tax Exempt
  Money Market Fund                               0.79%     1.62%     3.32%     3.34%     3.27%     3.70%
IBC Tax Free Money Fund Average                   0.67%     1.39%     2.90%     2.98%     2.92%     3.46%
Lipper Institutional Tax Exempt
  Money Market Average                            0.75%     1.54%     3.18%     3.24%     3.19%     3.71%


* REFLECTS PERFORMANCE OF THE J.P. MORGAN TAX EXEMPT MONEY MARKET FUND, WHICH HAD A HIGHER EXPENSE RATIO, FROM AUGUST 31, 1988, THROUGH AUGUST 5, 1993 (COMMENCEMENT OF INVESTMENT OPERATIONS).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. IBC TAX FREE MONEY FUND AVERAGE IS AN AVERAGE OF ALL MAJOR TAX-FREE MONEY MARKET FUND RETURNS. THIS COMPARATIVE INFORMATION IS AVAILABLE TO THE PUBLIC FROM THE IBC ORGANIZATION, INC. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with RICHARD OSWALD, vice president, who is responsible for managing The Tax Exempt Money Market Portfolio, in which the fund invests. Dick joined Morgan in October 1996 after eight years with CBS Inc., where he served as corporate treasurer and president of the company's investment subsidiary. Dick has also held financial positions with Primerica Corporation and Price Waterhouse. He earned a B.A. from the University of Toronto and an M.B.A. from the Rochester Institute of Technology, and is licensed as a C.P.A. in New York State. This interview was conducted on March 30, 1999, and represents Dick's views on that date.

WHAT FACTORS HAVE MOST INFLUENCED THE TAX EXEMPT MONEY MARKET OVER THE PAST SIX MONTHS?

RO: The supply of short-term municipal bonds has tightened considerably over the past few months, and tax exempt yields have been low, particularly since January. The issuance of bonds on the municipal level has shrunk, owing in part to increased state tax revenues. This reduction in traditional note issuance comes on top of a decline in synthetic note issuance that resulted from the unwinding of a significant number of profitable leverage trades. All this has made for a difficult investment environment.

TO WHAT DO YOU ATTRIBUTE THE PORTFOLIO'S ABOVE-BENCHMARK PERFORMANCE?

RO: In general, the key is being able to efficiently manage our liquidity needs, which we've been fairly successful in doing. Plus, our credit analysis team allows us to make prompt decisions on investment opportunities, which often translate into more favorable purchase prices. We also try to remain open to new and different investment structures that offer additional yield relative to traditional muni investments. More specifically, we increased our holdings of variable rate demand notes and commercial paper, and some inflows at year-end allowed us to take advantage of cheaper resets.

Over the past six months, assets under management in the portfolio increased to about $2.2 billion from approximately $1.8 billion. This is partly due to the thriving equity markets, as some investors have taken profits and reallocated them into more conservative investments such as money market funds. Additionally, the fund recently received an AAA rating from Moody's.*




* RATINGS FROM MOODY'S INVESTORS SERVICE ARE HISTORICAL AND ARE BASED ON CREDIT QUALITY, MATURITY LIMITATIONS, MARKET PRICE EXPOSURE, MANAGMENT, AND OTHER RELEVANT FACTORS.

WHAT DO YOU SEE ON THE HORIZON FOR THE TAX EXEMPT MONEY MARKET, AND HOW WILL YOU POSITION THE PORTFOLIO?

RO: Trends in the muni market tend to be cyclical and are driven more by technical issues than fundamentals. For example, short-term muni rates tend to peak in the weeks following the April 15 tax-filing deadline. We plan on increasing our liquidity around that time in order to meet any redemptions as a result of our investors making income tax payments. At the same time, we want to be liquid enough to take advantage of the price trough that accompanies the rate peak. The limited supply of muni bonds should continue to be an issue, but we think the seasonal reduction in demand will be more significant and provide us with some good investment opportunities.

Though technical factors dominate, munis also tend to trade in sympathy with broader interest rates; since we expect the Federal Reserve to be on hold through at least the end of the year, this shouldn't be an issue.

We're not trying to hit any home runs in our investment approach for the next few months. We'll continue to invest in high-quality credits. We're trying to stay pretty liquid; we have roughly 10% of the portfolio invested in securities that provide daily liquidity. We had been trying to extend the duration of the portfolio, but have found that task difficult because of the tight supply of issues. We've put that on hold for now, but we'll move more aggressively to extend duration in late April, when we expect to be able to purchase some longer-term issues at attractive prices.

GLOSSARY OF TERMS

AVERAGE MATURITY: The weighted average time to maturity of the entire portfolio with the weights equal to the percentage of the portfolio invested in each security (see Maturity).

CREDIT RATING: The rating assigned to a bond or note by independent rating agencies such as Standard & Poor's Corporation and Moody's Investors Service. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

CREDIT RISK: Financial risk that an obligation will not be paid and a loss will result.

LETTER OF CREDIT: Instrument or document issued by a bank guaranteeing the payment of a customer's drafts up to a stated amount and eliminating the seller's risk.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value or the date a security comes due and fully payable.

VARIABLE RATE DEMAND NOTE: Note representing borrowings that is payable on demand and that bears interest tied to a base money market rate, usually the bank prime rate. The rate on the note is adjusted upward or downward each time the base rate changes.

YIELD: Coupon rate of interest on a bond divided by the purchase price. As a bond's price falls, its yield rises and vice versa.

YIELD CURVE: A graph showing the term structure or level of interest rates ranging from the shortest to the longest maturities. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Normally, the longer the bond, the higher the yield it offers, resulting in a positive yield curve. An inverted yield curve can occur when there are supply/demand imbalances for various maturities, which result in short-term rates at higher levels than longer-term instruments.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.00% and a municipal is yielding 5.00%, the yield spread is 1.00% or 100 basis points.

FUND FACTS

INVESTMENT OBJECTIVE

J.P. Morgan Institutional Tax Exempt Money Market Fund seeks to maximize current income that is exempt from federal income tax consistent with the preservation of capital and same-day liquidity.

--------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
07/12/93

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 2/28/99
$565,917,270

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 2/28/99
$2,217,712,029

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/13/99

EXPENSE RATIO
The fund's current annual expense ratio of 0.20% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after fee waivers and reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF FEBRUARY 28, 1999

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

Variable rate demand notes         68.0%
Commercial paper                   16.3%
Tax revenue anticipation notes      8.1%
Revenue anticipation notes          2.8%
General obligations                 1.5%
Mandatory put                       1.4%
Tax anticipation notes              0.9%
Revenue bonds                       0.5%
Third party put bonds               0.5%


AVERAGE 7-DAY YIELD
2.82%*

AVERAGE MATURITY
35 days




*YIELDS ARE NET OF FEES, ASSUME REINVESTMENT OF FUND DISTRIBUTIONS AND REFLECT THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD THESE EXPENSES NOT BEEN SUBSIDIZED, THE 7-DAY YIELD WOULD HAVE BEEN 2.77%.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT IT WILL CONTINUE TO DO SO.

Opinions expressed herein are based on current market conditions and are subject to change without notice. The fund invests through a master portfolio (another fund with the same objective). Income may be subject to some state and local taxes. Some income may be subject to the Federal alternative minimum tax for certain investors. Capital gains are not exempt from taxes.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Money Market
  Portfolio ("Portfolio"), at value                $566,223,616
Receivable for Expense Reimbursements                    67,830
Prepaid Trustees' Fees                                    1,346
Prepaid Expenses and Other Assets                         3,872
                                                   ------------
    Total Assets                                    566,296,664
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                       291,516
Administrative Services Fee Payable                      19,204
Fund Services Fee Payable                                   438
Accrued Expenses                                         68,236
                                                   ------------
    Total Liabilities                                   379,394
                                                   ------------
NET ASSETS
Applicable to 565,910,577 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $565,917,270
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  Per Share                                               $1.00
                                                           ----
                                                           ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $565,910,040
Accumulated Net Realized Gain on Investment               7,230
                                                   ------------
    Net Assets                                     $565,917,270
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                      $10,382,910
Allocated Portfolio Expenses                                      (646,108)
                                                               -----------
    Net Investment Income Allocated from
      Portfolio                                                  9,736,802
FUND EXPENSES
Shareholder Servicing Fee                          $ 319,515
Administrative Services Fee                           87,216
Registration Fees                                     16,703
Transfer Agent Fees                                   10,064
Professional Fees                                      9,605
Fund Services Fee                                      8,441
Administration Fee                                     5,610
Trustees' Fees and Expenses                            4,407
Miscellaneous                                         13,119
                                                   ---------
    Total Fund Expenses                              474,680
Less: Reimbursement of Expenses                     (474,680)
                                                   ---------
NET FUND EXPENSES                                                       --
                                                               -----------
NET INVESTMENT INCOME                                            9,736,802
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                         16,525
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $ 9,753,327
                                                               -----------
                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1999     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1998
                                                   -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $       9,736,802   $    16,998,901
Net Realized Gain on Investment Allocated from
  Portfolio                                                   16,525            16,861
                                                   -----------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                           9,753,327        17,015,762
                                                   -----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                     (9,736,802)      (16,998,901)
                                                   -----------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT
  A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold       1,785,695,439     3,041,853,798
Reinvestment of Dividends                                  7,077,951        11,998,593
Cost of Shares of Beneficial Interest Redeemed        (1,821,163,887)   (2,750,521,384)
                                                   -----------------   ---------------
    Net Increase (Decrease) from Transactions in
      Shares of Beneficial Interest                      (28,390,497)      303,331,007
                                                   -----------------   ---------------
    Total Increase (Decrease) in Net Assets              (28,373,972)      303,347,868
NET ASSETS
Beginning of Period                                      594,291,242       290,943,374
                                                   -----------------   ---------------
End of Period                                      $     565,917,270   $   594,291,242
                                                   -----------------   ---------------
                                                   -----------------   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                       FOR THE
                                                   SIX MONTHS ENDED
                                                     FEBRUARY 28,             FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                         1999         ----------------------------------------------------
                                                     (UNAUDITED)        1998       1997       1996       1995       1994
                                                   ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                           $          1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                   ----------------   --------   --------   --------   --------   --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.0151      0.0339     0.0330     0.0331     0.0352     0.0228
Net Realized Gain (Loss) on Investments                     0.0000(a)   0.0000(a)  (0.0000)(a)  (0.0000)(a)  (0.0002)  (0.0000)(a)
                                                   ----------------   --------   --------   --------   --------   --------
Total from Investment Operations                            0.0151      0.0339     0.0330     0.0331     0.0350     0.0228
                                                   ----------------   --------   --------   --------   --------   --------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (0.0151)    (0.0339)   (0.0330)   (0.0331)   (0.0352)   (0.0228)
Net Realized Gain                                               --          --         --         --         --    (0.0000)(a)
                                                   ----------------   --------   --------   --------   --------   --------
Total Distributions to Shareholders                        (0.0151)    (0.0339)   (0.0330)   (0.0331)   (0.0352)   (0.0228)
                                                   ----------------   --------   --------   --------   --------   --------

NET ASSET VALUE, END OF
  PERIOD                                           $          1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                   ----------------   --------   --------   --------   --------   --------
                                                   ----------------   --------   --------   --------   --------   --------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                  1.52%(b)     3.45%     3.35%      3.36%      3.57%      2.30%
Net Assets, End of Period (in thousands)           $       565,917    $594,291   $290,943   $163,569   $100,142   $ 46,083
Ratios to Average Net Assets
  Net Expenses                                                0.20%(c)     0.22%     0.29%      0.35%      0.35%      0.35%
  Net Investment Income                                       3.05%(c)     3.37%     3.29%      3.28%      3.49%      2.34%
  Expenses without Reimbursement                              0.35%(c)     0.35%     0.39%      0.42%      0.50%      1.00%

--------------------------
(a) Less than $0.0001.

(b) Not Annualized.

(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan Institutional Tax Exempt Money Market Fund (the "fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992 .The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on July 12, 1993.

The fund invests all of its investable assets in The Tax Exempt Money Market Portfolio (the "portfolio"), a diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (26% at February 28, 1999). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the fund's daily dividends. Substantially all the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the fund.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Code, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. For United States federal income tax purposes, the fund had a capital loss carryforward at August 31, 1998 of $7,763, of which $6,639 expires in 2004 and $1,124 expires in 2005. To the extent that this capital loss is used to

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------
      offset future capital gains, it is probable that gains so offset will not be distributed to shareholders. The fund incurred approximately $1,867 of realized long term capital losses in the period from November 1, 1997 to August 31, 1998. These losses were deferred for tax purposes until September 1, 1998.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust, and certain other investment companies subject to similar agreements with FDI. For the six months ended February 28, 1999, the fee for these services amounted to $5,610.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended February 28, 1999, the fee for these services amounted to $87,216.

      J.P. Morgan has agreed to waive and/or reimburse all fund expenses (except for those allocated to the fund by the portfolio, and extraordinary expenses). J.P. Morgan will not waive/reimburse fund expenses if such waiver/reimbursement would cause total operating expenses to be less than 0.20%, and in no case will total operating expenses exceed 0.35%. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan. For the six months ended February 28, 1998, J.P. Morgan has agreed to reimburse the fund $474,680 for expenses under these arrangements.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance service to fund shareholders. The Agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the fund. Morgan has waived the expenses of the Agreement until February 28, 1999. For the six months ended February 28, 1999, the fee of $319,515 for these services was waived.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $8,441 for the six months ended February 28, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,800.

The Tax Exempt Money Market Portfolio
Semiannual report February 28, 1999
(unaudited)
(The following pages should be read in conjunction with J.P. Morgan Institutional Tax Exempt Money Market Fund
Semiannual Financial Statements)

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE           VALUE
--------------    -------------------------------------------------  --------   ------------   ------     ---------------
ALABAMA (1.1%)
$      19,000     Birmingham-Carraway Special Care Facilities
                    Financing Authority, (Callable, Carraway
                    Methodist Health, Series A, due 08/15/28), LOC
                    Amsouth Bank...................................     VRDN       03/03/99(b)  2.900%    $    19,000,000
        2,750     Columbia, (Callable, Industrial Development
                    Board, PCR, Refunding, Alabama Power Co.
                    Project, Series D, due 10/01/22)...............     VRDN       03/01/99(b)  3.300           2,750,000
        2,250     Jefferson County, (Public Improvement Revenue
                    Warrant, Briarwood Presbyterian Church Project,
                    due 05/01/08), LOC Amsouth Bank................     VRDN       03/01/99(b)  4.573           2,250,000
          590     West Jefferson Industrial Development Board,
                    (Callable, PCR, Refunding, Alabama Power Co.
                    Project, due 06/01/28).........................     VRDN       03/01/99(b)  3.150             590,000
                                                                                                          ---------------
                                                                                                               24,590,000
                                                                                                          ---------------

ALASKA (0.7%)
        5,100     Alaska Housing Finance Corp., (Callable, Series
                    C, due 06/01/26)...............................     VRDN       03/03/99(b)  2.900           5,100,000
        7,360     Valdez Marine Terminal, (Callable, Refunding,
                    Exxon Pipeline Co. Project, Series A, due
                    12/01/33)......................................     VRDN       03/01/99(b)  3.150           7,360,000
        2,200     Valdez Marine Terminal, (Callable, Refunding,
                    Exxon Pipeline Co. Project, Series C, due
                    12/01/33)......................................     VRDN       03/01/99(b)  3.150           2,200,000
                                                                                                          ---------------
                                                                                                               14,660,000
                                                                                                          ---------------

ARIZONA (1.1%)
        7,700     Apache County Industrial Development Authority,
                    (Callable, IDR, Tuscon Power Co., Springerville
                    Project, due 12/01/20), LOC Toronto Dominion
                    Bank...........................................     VRDN       03/03/99(b)  2.900           7,700,000
        1,000     Casa Grande Industrial Development Authority,
                    (Callable, IDR, Frito-Lay Inc./Pepsico., due
                    12/01/03)......................................     VRDN       03/01/99(b)  4.625           1,000,000
          800     Casa Grande Industrial Development Authority,
                    (Callable, IDR, Frito-Lay Inc./Pepsico., due
                    12/01/99)......................................     VRDN       03/01/99(b)  4.625             800,000
        4,700     Maricopa County Pollution Control Corp.,
                    (Callable, PCR, El Paso Electric Co., due
                    12/01/14), LOC Barclays Bank...................     VRDN       03/03/99(b)  3.050           4,700,000
       11,000     Maricopa County Pollution Control Corp.,
                    (Callable, PCR, El Paso Electric Co., Project
                    A, due 07/01/14)...............................     VRDN       03/03/99(b)  3.050          11,000,000
                                                                                                          ---------------
                                                                                                               25,200,000
                                                                                                          ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE           VALUE
--------------    -------------------------------------------------  --------   ------------   ------     ---------------
ARKANSAS (0.2%)
$       5,175     Texarkana, (Callable, IDR, Refunding, Cooper Tire
                    & Rubber Co. Project, Series 1991, due
                    03/01/21)......................................     VRDN       03/04/99(b)  3.650%    $     5,175,000
                                                                                                          ---------------

CALIFORNIA (2.3%)
       24,000     California.......................................      RAN       06/30/99     4.000          24,065,981
        2,000     Fresno, (IDR, Fresno MSA Limited Partnership
                    Project, due 08/01/05), LOC Bank of Nova
                    Scotia.........................................     VRDN       03/01/99(b)  4.875           2,000,000
       25,000     Los Angeles County, (Series A)...................     TRAN       06/30/99     4.500          25,066,234
                                                                                                          ---------------
                                                                                                               51,132,215
                                                                                                          ---------------

COLORADO (0.7%)
        4,025     Denver City & County Airport, (Series 13, due
                    11/01/23)......................................     VRDN       03/03/99(b)  3.100           4,025,000
        6,500     Douglas County, (School District RE-1)...........      TAN       06/30/99     3.750           6,516,921
        5,000     Smith Creek Metro District, (due 10/01/35), LOC
                    Nationsbank of Texas...........................     VRDN       03/04/99(b)  2.950           5,000,000
                                                                                                          ---------------
                                                                                                               15,541,921
                                                                                                          ---------------

DISTRICT OF COLUMBIA (0.4%)
        1,900     District of Columbia, (Callable, Refunding,
                    Series A-1, due 10/01/07), LOC National
                    Westminster Bank PLC...........................     VRDN       03/01/99(b)  3.350           1,900,000
        1,400     District of Columbia, (Callable, Refunding,
                    Series A-2, due 10/01/07), LOC Bank of Nova
                    Scotia.........................................     VRDN       03/01/99(b)  3.350           1,400,000
        1,600     District of Columbia, (Callable, Refunding,
                    Series A-5, due 10/01/07), LOC Bank of Nova
                    Scotia.........................................     VRDN       03/01/99(b)  3.350           1,600,000
        3,265     District of Columbia, (Callable, The American
                    University Issue, due 10/01/15), LOC National
                    Westminster Bank PLC...........................     VRDN       03/03/99(b)  2.950           3,265,000
                                                                                                          ---------------
                                                                                                                8,165,000
                                                                                                          ---------------

FLORIDA (2.7%)
        5,000     Alachua County Health Facilities Authority,
                    (Callable, Shands Teaching Hospital, Series B,
                    due 12/01/26)..................................     VRDN       03/03/99(b)  2.900           5,000,000
        5,800     Citrus Park Community Development District,
                    (Callable, Florida Capital Improvement Project,
                    due 11/01/16), LOC Dresdner Bank AG............     VRDN       03/03/99(b)  2.900           5,800,000
       17,800     Dade County, (Callable, Water & Sewer System, due
                    10/05/22), FGIC Insured........................     VRDN       03/03/99(b)  3.000          17,800,000
       10,700     Florida Municipal Power Agency, (Callable,
                    Refunding, Sub-Stanton II Project, due
                    10/01/27)......................................     VRDN       03/03/99(b)  2.900          10,700,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE           VALUE
--------------    -------------------------------------------------  --------   ------------   ------     ---------------
FLORIDA (CONTINUED)
$       6,900     Hillsborough County Industrial Development
                    Authority, (Callable, PCR, Refunding, due
                    05/15/18)......................................     VRDN       03/01/99(b)  3.150%    $     6,900,000
        4,450     Jacksonville, (Callable, PCR, Refunding, Florida
                    Power & Light Co. Project, due 05/01/29).......     VRDN       03/01/99(b)  3.150           4,450,000
        4,500     St. Lucie County, (Callable, PCR, Refunding,
                    Florida Power & Light Co. Project, due
                    03/01/27)......................................     VRDN       03/01/99(b)  3.150           4,500,000
        4,800     Tampa Occupational License Tax, (Callable, Series
                    A, due 10/01/18), FGIC Insured.................     VRDN       03/03/99(b)  2.900           4,800,000
                                                                                                          ---------------
                                                                                                               59,950,000
                                                                                                          ---------------

GEORGIA (4.6%)
        7,300     Appling County Development Authority, (Callable,
                    PCR, Georgia Power Co. - Hatch Project, due
                    09/01/29)......................................     VRDN       03/01/99(b)  3.150           7,300,000
        5,900     Burke County Development Authority, (Callable,
                    PCR, Georgia Power Co., Vogtle Project -1st
                    Series, due 04/01/32)..........................     VRDN       03/01/99(b)  3.150           5,900,000
        4,700     Burke County Development Authority, (Callable,
                    PCR, Georgia Power Co., Vogtle Project-5th
                    Series, due 07/01/24)..........................     VRDN       03/01/99(b)  3.300           4,700,000
       19,700     Burke County Development Authority, (Callable,
                    PCR, Oglethorpe Power Corp., Series A, due
                    01/01/19), FGIC Insured........................     VRDN       03/03/99(b)  2.950          19,700,000
        2,525     Coweta County Development Authority, (Callable,
                    PCR, Georgia Power Co., Yates Plant Project,
                    due 03/01/24)..................................     VRDN       03/01/99(b)  3.150           2,525,000
        4,000     DeKalb County Development Authority, (Callable,
                    Metro Atlanta YMCA Project, due 06/01/20), LOC
                    Wachovia Bank of Georgia.......................     VRDN       03/03/99(b)  2.950           4,000,000
       28,700     Georgia Municipal Association, (Callable, Pool
                    Bond Certificates, due 12/15/20), MBIA
                    Insured........................................     VRDN       03/04/99(b)  2.900          28,700,000
       13,480     Georgia, (due 04/01/10)..........................     VRDN       03/04/99(b)  2.970          13,480,000
        4,100     Heard County Development Authority, (Callable,
                    PCR, Georgia Power Co., Wansley Project, due
                    09/01/29)......................................     VRDN       03/01/99(b)  3.150           4,100,000
        8,925     Putnam County Development Authority, (Callable,
                    PCR, Georgia Power Co., due 03/01/24)..........     VRDN       03/01/99(b)  3.150           8,925,000
        3,500     Putnam County Development Authority, (Callable,
                    PCR, Georgia Power Co., Series 1, due
                    06/01/23)......................................     VRDN       03/01/99(b)  3.150           3,500,000
                                                                                                          ---------------
                                                                                                              102,830,000
                                                                                                          ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE           VALUE
--------------    -------------------------------------------------  --------   ------------   ------     ---------------
ILLINOIS (10.2%)
$      10,000     Chicago, (Callable, MFHR, Waveland Association
                    Project-A, due 11/01/10), LOC Swiss Bank.......     VRDN       03/03/99(b)  2.900%    $    10,000,000
       10,000     Chicago, (Callable, MFHR, Waveland Association
                    Project-B, due 11/01/10), LOC Swiss Bank.......     VRDN       03/03/99(b)  2.900          10,000,000
        3,000     Chicago, (Callable, MFHR, Waveland Association
                    Project-E, due 11/01/10), LOC Swiss Bank.......     VRDN       03/03/99(b)  2.900           3,000,000
       12,600     Chicago, (Callable, MFHR, Waveland Association
                    Project-F, due 11/01/10), LOC Swiss Bank.......     VRDN       03/03/99(b)  2.900          12,600,000
        5,800     Chicago, (Callable, O'Hare International Airport,
                    2nd Lien, Series A, due 01/01/15), LOC Societe
                    Generale.......................................     VRDN       03/03/99(b)  2.900           5,800,000
        4,359     Chicago, (Callable, O'Hare International Airport,
                    2nd Lien, Series B, due 01/01/15), LOC Societe
                    Generale.......................................     VRDN       03/03/99(b)  2.900           4,359,000
       19,110     Chicago, (due 01/01/28)..........................     VRDN       03/04/99(b)  2.970          19,110,000
       30,000     Chicago, (Putable, due 01/26/01), LOC
                    Westduetsche Landesbank........................       MP       01/27/00     2.950(v)       29,997,661
        7,100     Chicago, (Wastewater Transmission Revenue, due
                    01/01/25)......................................     VRDN       03/04/99(b)  2.970           7,100,000
       10,000     Illinois Development Finance Authority,
                    (Callable, Chicago Symphony Project, due
                    06/01/31), LOC Bank of America.................     VRDN       03/03/99(b)  2.800          10,000,000
        5,200     Illinois Development Finance Authority,
                    (Callable, PCR, Illinois Power Co. Project,
                    Series B, due 11/01/28), LOC ABN Amro Bank
                    NV.............................................     VRDN       03/03/99(b)  2.900           5,200,000
        1,600     Illinois Development Finance Authority,
                    (Callable, Refunding, Olin Corp. Project,
                    Series A, due 06/01/04), LOC Wachovia Bank of
                    South Carolina.................................     VRDN       03/01/99(b)  3.200           1,600,000
        2,740     Illinois Development Finance Authority,
                    (Callable, Refunding, Olin Corp. Project,
                    Series D, due 03/01/16), LOC Wachovia Bank of
                    South Carolina.................................     VRDN       03/01/99(b)  3.200           2,740,000
       16,900     Illinois Educational Facilities Authority,
                    (Callable, University Pooled Financing Program,
                    due 12/01/05), FGIC Insured....................     VRDN       03/03/99(b)  2.850          16,900,000
        2,400     Illinois Health Facilities Authority, (Callable,
                    Loyola University Health System, Series B, due
                    07/01/24)......................................     VRDN       03/03/99(b)  2.950           2,400,000
       24,400     Illinois Toll Highway Authority, (Callable,
                    Refunding, Series B, due 01/01/10), MBIA
                    Insured, LOC Societe Generale..................     VRDN       03/03/99(b)  2.950          24,400,000
       26,785     Illinois, (due 04/01/23), FGIC Insured...........     VRDN       03/04/99(b)  2.970          26,785,000
        6,500     Illinois, (Series 40, due 08/05/12)..............     VRDN       03/04/99(b)  3.070           6,500,000
       14,930     Metropolitan Pier & Exposition Authority,
                    (Dedicated State Tax Revenue, due 06/15/28)....     VRDN       03/04/99(b)  3.250          14,930,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE           VALUE
--------------    -------------------------------------------------  --------   ------------   ------     ---------------
ILLINOIS (CONTINUED)
$      10,000     Metropolitan Pier & Exposition Authority,
                    (Dedicated State Tax Revenue, due 12/15/23)....     VRDN       03/04/99(b)  2.970%    $    10,000,000
        3,000     Saint Charles, (IDR, Pier 1 Imports-Midwest
                    Project, due 12/15/26), LOC Bank One Texas.....     VRDN       03/03/99(b)  3.100           3,000,000
                                                                                                          ---------------
                                                                                                              226,421,661
                                                                                                          ---------------

INDIANA (4.1%)
        1,300     Indiana Development Finance Authority, (Callable,
                    Refunding, Bayer Corp. Project, due
                    03/01/09)......................................     VRDN       03/01/99(b)  3.250           1,300,000
       80,000     Indiana Office Building Commission...............       CP       03/05/99     3.000          80,000,000
        4,050     Rockport, (Callable, PCR, Indiana and Michigan
                    Electric Co. Project, Series A, due
                    08/01/14)......................................     VRDN       03/03/99(b)  3.000           4,050,000
        6,200     South Bend Redevelopment Authority, (Callable,
                    Rental-College Football, due 02/01/19), LOC
                    Landesbank Hessen..............................     VRDN       03/03/99(b)  3.100           6,200,000
                                                                                                          ---------------
                                                                                                               91,550,000
                                                                                                          ---------------

KANSAS (0.1%)
        2,000     Garden City, (Callable, IDR, Inland Container
                    Corp. Project, due 01/01/08), LOC CS First
                    Boston.........................................     VRDN       03/01/99(b)  3.000           2,000,000
                                                                                                          ---------------

KENTUCKY (3.2%)
       15,160     Kentucky Asset / Liability Commission............       CP       03/08/99     3.050          15,160,000
       23,500     Kentucky Asset / Liability Commission, (General
                    Fund Revenue)..................................      RAN       11/01/99     3.500          23,574,411
        8,500     Kentucky Asset / Liability Commission, (General
                    Fund Revenue, Series B)........................     TRAN       06/25/99     4.000           8,517,685
       18,090     Kentucky Turnpike Authority, (Resource Recovery,
                    Series 17, due 07/01/03), FSA Insured..........     VRDN       03/03/99(b)  3.100          18,090,000
        6,000     Mayfield, (Callable, Multi-City Lease Revenue,
                    Kentucky League of Cities Funding Trust, due
                    07/01/26), LOC PNC Bank........................     VRDN       03/03/99(b)  3.050           6,000,000
                                                                                                          ---------------
                                                                                                               71,342,096
                                                                                                          ---------------

LOUISIANA (2.2%)
        4,500     Ascension Parish, (Callable, PCR, Refunding,
                    Borden Inc. Project, due 12/01/09), LOC CS
                    First Boston...................................     VRDN       03/03/99(b)  2.900           4,500,000
       16,400     East Baton Rouge Parish, (Callable, PCR, Exxon
                    Project, due 11/01/19).........................     VRDN       03/01/99(b)  3.100          16,400,000
        7,000     Lake Charles Harbor & Terminal District,
                    (Callable, Reynolds Metals Co. Project, due
                    05/01/06), LOC Canadian Imperial Bank..........     VRDN       03/03/99(b)  2.900           7,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE           VALUE
--------------    -------------------------------------------------  --------   ------------   ------     ---------------
LOUISIANA (CONTINUED)
$       3,700     Louisiana Offshore Terminal Authority, (Deepwater
                    Port Revenue, due 09/01/08)....................     VRDN       03/01/99(b)  3.200%    $     3,700,000
        1,915     Louisiana Public Facilities Authority, (Callable,
                    Colleges & University Equipment and Capital,
                    Series A, due 09/01/10), FGIC Insured..........     VRDN       03/03/99(b)  2.950           1,915,000
        7,230     Louisiana Public Facilities Authority, (Callable,
                    Refunding, Hospital Revenue, due 12/01/00),
                    MBIA Insured...................................     VRDN       03/03/99(b)  2.950           7,230,000
        7,300     Louisiana Public Facilities Authority, (Kenner
                    Hotel Limited Partnership Project, due
                    12/01/15), LOC Deutsche Bank...................     VRDN       03/01/99(b)  3.150           7,300,000
                                                                                                          ---------------
                                                                                                               48,045,000
                                                                                                          ---------------

MARYLAND (3.6%)
       10,000     Anne Arundel County, (Callable, PCR, Baltimore
                    Gas & Electric Co. Project, due 07/01/14)......      TPP       07/01/99     3.730(v)       10,000,000
       14,000     Baltimore County Metro District..................       CP       03/04/99     3.000          14,000,000
       11,000     Montgomery County................................       CP       03/11/99     3.050          11,000,000
       13,300     Montgomery County................................       CP       03/26/99     3.000          13,300,000
       18,150     Montgomery County................................       CP       05/05/99     2.850          18,150,000
       13,200     Montgomery County Housing Opportunities
                    Commission, (Callable, MFHR, Grosvenor, Series
                    A, due 07/15/07), FNMA Insured.................     VRDN       03/03/99(b)  2.900          13,200,000
                                                                                                          ---------------
                                                                                                               79,650,000
                                                                                                          ---------------

MASSACHUSETTS (1.3%)
       17,900     Massachusetts Bay Transportation Authority.......       CP       03/18/99     3.000          17,900,000
       11,166     Massachusetts Health & Education Facilities
                    Authority, (Callable, Harvard University, due
                    02/01/16)......................................     VRDN       03/04/99(b)  2.700          11,166,000
                                                                                                          ---------------
                                                                                                               29,066,000
                                                                                                          ---------------

MICHIGAN (1.4%)
        8,800     Michigan Building Authority......................       CP       03/10/99     2.650           8,800,000
        3,000     Michigan Job Development Authority, (Callable,
                    Gordon Food Service Project, due 08/01/15), LOC
                    Rabobank Nederland.............................     VRDN       03/04/99(b)  2.900           3,000,000
        9,900     Michigan Strategic Fund Ltd., (Callable, Reserve
                    1, due 09/01/30), LOC Barclays Bank PLC........     VRDN       03/01/99(b)  3.150           9,900,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE           VALUE
--------------    -------------------------------------------------  --------   ------------   ------     ---------------
MICHIGAN (CONTINUED)
$       7,600     Michigan Strategic Fund Ltd., (Lutheran Homes of
                    Michigan Project, due 09/01/17), LOC National
                    Bank of Detroit................................     VRDN       03/03/99(b)  2.850%    $     7,600,000
        1,900     Midland County Economic Development Corp.,
                    (Callable, Refunding, Dow Chemical Co. Project,
                    Series B, due 12/01/15)........................     VRDN       03/01/99(b)  3.200           1,900,000
                                                                                                          ---------------
                                                                                                               31,200,000
                                                                                                          ---------------

MINNESOTA (0.5%)
        2,700     Minnesota Public Facilities Authority, (Water
                    Pollution Control Revenue, due 03/01/15).......     VRDN       03/04/99(b)  3.070           2,700,000
        7,690     Minnesota, (due 06/01/15)........................     VRDN       03/04/99(b)  2.970           7,690,000
                                                                                                          ---------------
                                                                                                               10,390,000
                                                                                                          ---------------

MISSISSIPPI (0.1%)
        1,400     Jackson County, (Callable, PCR, Chevron Project,
                    due 06/01/23)..................................     VRDN       03/01/99(b)  3.200           1,400,000
                                                                                                          ---------------

MISSOURI (0.5%)
          400     Missouri Development Finance Board, (Callable,
                    Sci City Union Station, Series B, due
                    12/01/03), LOC Canadian Imperial Bank..........     VRDN       03/01/99(b)  3.600             400,000
        1,600     Missouri Environmental Improvement Authority &
                    Energy Resource Authority, (Callable,
                    Refunding, Bayer Corp. Project, due
                    03/01/09)......................................     VRDN       03/01/99(b)  3.250           1,600,000
        8,310     Missouri, (due 08/01/20).........................     VRDN       03/04/99(b)  2.970           8,310,000
                                                                                                          ---------------
                                                                                                               10,310,000
                                                                                                          ---------------

MONTANA (0.7%)
       15,000     Montana..........................................     TRAN       06/30/99     3.500          15,036,176
                                                                                                          ---------------

NEBRASKA (0.5%)
       12,000     Lancaster County Hospital Authority, (Callable,
                    Refunding, Bryan Memorial Hospital Project #1,
                    due 06/01/12), MBIA Insured....................     VRDN       03/03/99(b)  2.950          12,000,000
                                                                                                          ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE           VALUE
--------------    -------------------------------------------------  --------   ------------   ------     ---------------
NEVADA (1.4%)
$      26,800     Clark County, (Callable, Refunding, Airport
                    Improvement Revenue, Series A, due 07/01/12),
                    MBIA Insured...................................     VRDN       03/03/99(b)  2.950%    $    26,800,000
        4,875     Nevada, (due 05/15/22)...........................     VRDN       03/04/99(b)  3.010           4,875,000
                                                                                                          ---------------
                                                                                                               31,675,000
                                                                                                          ---------------

NEW JERSEY (3.5%)
       11,175     New Jersey.......................................       GO       02/01/00     4.000          11,291,983
        7,000     New Jersey Transportation........................       CP       03/15/99     3.050           7,000,000
       24,000     New Jersey Transportation........................       CP       03/17/99     3.050          24,000,000
       11,845     New Jersey Transportation Trust Fund, (due
                    06/15/14)......................................     VRDN       03/04/99(b)  2.940          11,845,000
       17,730     New Jersey Transportation Trust Fund, (due
                    12/15/14)......................................     VRDN       03/04/99(b)  2.940          17,730,000
        6,600     New Jersey Turnpike Authority, (Callable,
                    Turnpike Revenue, Series D, due 01/01/18), FGIC
                    Insured, LOC Societe Generale..................     VRDN       03/03/99(b)  2.600           6,600,000
                                                                                                          ---------------
                                                                                                               78,466,983
                                                                                                          ---------------

NEW MEXICO (0.8%)
        3,900     Farmington, (Callable, PCR, Arizona Public
                    Service Company, Series B, due 09/01/24), LOC
                    Barclays Bank PLC..............................     VRDN       03/01/99(b)  3.200           3,900,000
       15,000     New Mexico, (Series A)...........................     TRAN       06/30/99     3.750          15,037,737
                                                                                                          ---------------
                                                                                                               18,937,737
                                                                                                          ---------------

NEW YORK (7.8%)
       10,000     Long Island Power Authority......................       CP       04/08/99     3.000          10,000,000
       20,945     Metropolitan Transportation Authority,
                    (Transportation Facilities Revenue, due
                    07/01/26)......................................     VRDN       03/04/99(b)  2.970          20,945,000
        2,600     New York City Municipal Assistance Corp.,
                    (Callable, Subseries K-1, due 07/01/08)........     VRDN       03/03/99(b)  2.650           2,600,000
        6,500     New York City Municipal Assistance Corp.,
                    (Callable, Subseries K-2, due 07/01/08)........     VRDN       03/03/99(b)  2.650           6,500,000
          300     New York City Municipal Water Finance Authority,
                    (Callable, Water and Sewer Systems, Series G,
                    due 06/15/24), FGIC Insured....................     VRDN       03/01/99(b)  3.200             300,000
       15,900     New York City Municipal Water Finance Authority,
                    (Water and Sewer Systems, due 06/15/24)........     VRDN       03/04/99(b)  3.070          15,900,000
       15,450     New York Dormitory Authority, (due 07/01/25).....     VRDN       03/03/99(b)  3.050          15,450,000
        8,140     New York Medical Care Facilities Finance Agency,
                    (due 02/15/29).................................     VRDN       03/04/99(b)  3.010           8,140,000
        9,400     New York State and Local Government Assistance
                    Corp., (Callable, Series G, due 04/01/25), LOC
                    Bank of Nova Scotia............................     VRDN       03/03/99(b)  2.600           9,400,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE           VALUE
--------------    -------------------------------------------------  --------   ------------   ------     ---------------
NEW YORK (CONTINUED)
$      12,000     New York State Energy Research and Development
                    Authority, (Callable, PCR, Lilco Project,
                    Series B, due 03/01/16)........................       RB       03/01/99     3.580%    $    12,000,000
        5,000     New York Urban Development Corp., (Series SG-33,
                    due 01/01/25)..................................     VRDN       03/04/99(b)  2.970           5,000,000
        1,710     New York, (Callable, Series B, Subseries B5, due
                    08/15/22), MBIA Insured........................     VRDN       03/01/99(b)  3.200           1,710,000
       12,000     New York, (due 08/01/17).........................     VRDN       03/04/99(b)  3.010          12,000,000
       25,000     New York, (Series A79, due 04/13/99).............     VRDN       03/03/99(b)  2.900          24,998,017
       13,090     Port Authority of New York & New Jersey, (due
                    12/01/14)......................................     VRDN       03/02/99(b)  3.208          13,090,000
       14,000     Suffolk County, (Series 1).......................      TAN       08/12/99     3.500          14,030,829
                                                                                                          ---------------
                                                                                                              172,063,846
                                                                                                          ---------------

NORTH CAROLINA (3.5%)
        4,000     Greensboro Enterprise Systems, (Callable, Series
                    B, due 06/01/22), LOC Credit Local De France...     VRDN       03/03/99(b)  2.950           4,000,000
        9,100     North Carolina Educational Facilities Finance
                    Agency, (Callable, Bowman Grey School Medical
                    Project, due 09/01/20), LOC Wachovia Bank......     VRDN       03/04/99(b)  2.900           9,100,000
        6,000     North Carolina Educational Facilities Finance
                    Agency, (Callable, Bowman Grey School Medical
                    Project, due 09/01/26), LOC Wachovia Bank......     VRDN       03/03/99(b)  2.900           6,000,000
       10,310     North Carolina Educational Facilities Finance
                    Agency, (Callable, Elon College, due 01/01/21),
                    LOC Nationsbank N.A............................     VRDN       03/03/99(b)  2.950          10,310,000
        9,500     North Carolina Educational Facilities Finance
                    Agency, (Callable, Greensboro College, due
                    09/01/27)......................................     VRDN       03/03/99(b)  2.950           9,500,000
        4,955     North Carolina Educational Facilities Finance
                    Agency, (Callable, Guilford College, due
                    05/01/24), MBIA Insured........................     VRDN       03/03/99(b)  2.950           4,955,000
       17,500     North Carolina Medical Care Community Health
                    System, (Callable, Catholic Health East, Series
                    D, due 11/15/28), AMBAC Insured................     VRDN       03/03/99(b)  2.950          17,500,000
       10,175     North Carolina, (due 03/01/11)...................     VRDN       03/04/99(b)  2.970          10,175,000
        2,345     North Carolina, (due 03/01/16)...................     VRDN       03/04/99(b)  3.010           2,345,000
        4,000     Wake County Industrial Facilities & Pollution
                    Control Financing Authority, (Callable, PCR,
                    Carolina Power & Light Project, Series A, due
                    05/01/15), LOC Wachovia Bank...................     VRDN       03/03/99(b)  2.900           4,000,000
                                                                                                          ---------------
                                                                                                               77,885,000
                                                                                                          ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE           VALUE
--------------    -------------------------------------------------  --------   ------------   ------     ---------------
OHIO (0.4%)
$       8,225     Warren County Health Care Facilities, (Callable,
                    Refunding & Improvement - Otterbein, Series A,
                    due 07/01/21), LOC Fifth Third Bank............     VRDN       03/03/99(b)  2.950%    $     8,225,000
                                                                                                          ---------------

OTHER (8.0%)
       48,015     Puttable Floating Option / Tax Exempt Receipt,
                    (Callable, due 01/01/28).......................     VRDN       03/04/99(b)  3.450          48,015,000
       10,000     Puttable Floating Option / Tax Exempt Receipt,
                    (Callable, due 06/15/30).......................     VRDN       03/04/99(b)  3.380          10,000,000
       61,560     Puttable Floating Option / Tax Exempt Receipt,
                    (Callable, due 07/02/27).......................     VRDN       03/04/99(b)  3.450          61,560,000
       58,115     Puttable Floating Option / Tax Exempt Receipt,
                    (Callable, due 10/01/30).......................     VRDN       03/04/99(b)  3.070          58,115,000
                                                                                                          ---------------
                                                                                                              177,690,000
                                                                                                          ---------------

PENNSYLVANIA (3.3%)
       31,075     Delaware Valley Regional Finance Authority,
                    (Callable, Mode 1, due 08/01/16), LOC Credit
                    Suisse First Boston............................     VRDN       03/03/99(b)  3.000          31,075,000
       15,800     Delaware Valley Regional Finance Authority,
                    (Callable, Series C, due 12/01/20), LOC Credit
                    Suisse First Boston............................     VRDN       03/03/99(b)  3.000          15,800,000
        4,500     Delaware Valley Regional Finance Authority,
                    (Callable, Series D, due 12/01/20), LOC Credit
                    Suisse First Boston............................     VRDN       03/03/99(b)  3.000           4,500,000
       22,000     Philadelphia, (Series A).........................     TRAN       06/30/99     4.250          22,043,221
                                                                                                          ---------------
                                                                                                               73,418,221
                                                                                                          ---------------

SOUTH CAROLINA (1.2%)
        4,500     Berkeley County, (Callable, Refunding, Bayer
                    Corp. Project, due 03/01/09)...................     VRDN       03/01/99(b)  3.250           4,500,000
       21,500     Greenville County School District................       GO       03/01/00     3.500          21,614,380
        1,100     South Carolina Public Service Authority, (due
                    01/01/25)......................................     VRDN       03/03/99(b)  3.100           1,100,000
                                                                                                          ---------------
                                                                                                               27,214,380
                                                                                                          ---------------

TENNESSEE (1.3%)
        5,900     Bradley County Industrial Development Board,
                    (Callable, Olin Corp. Project, Series C, due
                    11/01/17), LOC Wachovia Bank...................     VRDN       03/01/99(b)  3.200           5,900,000
        6,500     Knox County Industrial Development Board,
                    (Callable, IDR, Professional Plaza Project, due
                    12/01/14)......................................     VRDN       03/12/99(b)  3.000           6,500,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE           VALUE
--------------    -------------------------------------------------  --------   ------------   ------     ---------------
TENNESSEE (CONTINUED)
$       5,700     Metropolitan Nashville Airport Authority,
                    (Callable, Special Facilities Revenue, American
                    Airlines Project, Series A, due 10/01/12)......     VRDN       03/01/99(b)  3.350%    $     5,700,000
       10,100     Tennessee, (Series C, due 07/02/01)..............     VRDN       03/03/99(b)  2.950          10,100,000
                                                                                                          ---------------
                                                                                                               28,200,000
                                                                                                          ---------------

TEXAS (14.6%)
        9,238     Dallas, (Waterworks & Sewer Authority, Series
                    B).............................................       CP       03/18/99     3.000           9,238,000
        8,707     Dallas, (Waterworks & Sewer Authority, Series
                    B).............................................       CP       03/25/99     3.000           8,707,000
        1,500     El Paso Industrial Development Authority, (Contel
                    Cellular of El Paso Inc. Project, due
                    02/01/04), LOC Bank of Nova Scotia.............     VRDN       03/01/99(b)  4.875           1,500,000
        9,000     Grayson County Industrial Development Corp.,
                    (Callable, Aluminum Co. of America, Refunding,
                    due 12/01/02)..................................     VRDN       03/04/99(b)  3.150           9,000,000
       16,500     Guadalupe-Blanco River Authority, (Callable, PCR,
                    Refunding, Central Power & Light Co. Project,
                    due 11/01/15), LOC ABN Amro Bank N.V...........     VRDN       03/01/99(b)  3.200          16,500,000
       12,565     Gulf Coast Waste Disposal Authority, (Callable,
                    PCR, Refunding, Amoco Oil Co. Project, due
                    10/01/17)......................................     VRDN       03/01/99(b)  3.150          12,565,000
       21,600     Harris County Health Facilities Development
                    Corp...........................................       CP       03/09/99     2.950          21,600,000
       12,600     Harris County Health Facilities Development
                    Corp...........................................       CP       04/07/99     3.050          12,600,000
       16,600     Harris County Health Facilities Development
                    Corp...........................................       CP       06/09/99     3.000          16,600,000
       10,100     Harris County Health Facilities Development
                    Corp., (Hospital Revenue, Series 23, due
                    06/01/27), FSA Insured.........................     VRDN       03/03/99(b)  3.100          10,100,000
        2,790     Harris County Industrial Development Corp.,
                    (Callable, Johann Haltermann Project, Series A,
                    due 04/01/08), LOC Chase Bank of Texas.........     VRDN       03/04/99(b)  3.000           2,790,000
        2,090     Harris County Industrial Development Corp.,
                    (Callable, Johann Haltermann Project, Series B,
                    due 04/01/08), LOC Chase Bank of Texas.........     VRDN       03/04/99(b)  3.000           2,090,000
       10,000     Houston Water & Sewer Systems....................       CP       04/12/99     2.850          10,000,000
       10,330     Houston Water & Sewer Systems, (Series PZ-11, due
                    12/01/28)......................................     VRDN       03/04/99(b)  3.250          10,330,000
       19,600     Houston Water & Sewer Systems, (Series SG-120,
                    due 12/01/23)..................................     VRDN       03/01/99(b)  2.970          19,600,000
          400     Lone Star Airport Improvement Authority,
                    (Callable, Multiple Mode, Series A-1, due
                    12/01/14), LOC Royal Bank of Canada............     VRDN       03/01/99(b)  3.350             400,000
          400     Lone Star Airport Improvement Authority,
                    (Callable, Multiple Mode, Series B-1, due
                    12/01/14), LOC Royal Bank of Canada............     VRDN       03/01/99(b)  3.350             400,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE           VALUE
--------------    -------------------------------------------------  --------   ------------   ------     ---------------
TEXAS (CONTINUED)
$       1,400     Lone Star Airport Improvement Authority,
                    (Callable, Multiple Mode, Series B-3, due
                    12/01/14), LOC Royal Bank of Canada............     VRDN       03/01/99(b)  3.350%    $     1,400,000
       23,100     Lower Colorado River Authority, (Callable,
                    Refunding, Junior Lien, 3rd Supplement Series,
                    due 01/01/13), MBIA Insured....................     VRDN       03/03/99(b)  2.950          23,100,000
        4,500     Mansfield Industrial Development Corp.,
                    (Callable, Pier 1 Imports-Texas Inc. Project,
                    due 11/01/26), LOC Bank of Texas...............     VRDN       03/03/99(b)  3.100           4,500,000
        3,900     Port Development Corp., (Callable, Refunding,
                    Stolt Marine Terminal Project, due 01/15/14),
                    LOC Canadian Imperial Bank.....................     VRDN       03/03/99(b)  3.000           3,900,000
       93,755     Texas............................................     TRAN       08/31/99     4.500          94,428,251
          990     Texas Higher Education Authority Inc, (Callable,
                    Series B, due 02/01/25), FGIC Insured..........     VRDN       03/03/99(b)  2.950             990,000
       20,070     Texas, (Callable, Refunding, Veterans Housing
                    Assistance - Fund I, due 12/01/16), Veterans
                    Administration Guaranteed......................     VRDN       03/03/99(b)  2.950          20,070,000
       10,240     Texas, (due 10/01/14)............................     VRDN       03/04/99(b)  3.250          10,240,000
        2,200     Waller County Industrial Development Corp.,
                    (Callable, IDR, Refunding, Tubular Steel
                    Project, due 09/01/99), LOC Wachovia Bank of
                    Georgia........................................     VRDN       03/03/99(b)  2.850           2,200,000
                                                                                                          ---------------
                                                                                                              324,848,251
                                                                                                          ---------------

UTAH (4.0%)
        5,865     Carbon County, (Callable, PCR, Refunding,
                    Pacificorp Project, due 11/01/24), AMBAC
                    Insured........................................     VRDN       03/01/99(b)  3.200           5,865,000
        8,000     Intermountain Power Agency.......................       CP       03/10/99     3.050           8,000,000
        6,400     Intermountain Power Agency.......................       CP       03/18/99     3.050           6,400,000
       11,800     Intermountain Power Agency.......................       CP       03/29/99     2.850          11,800,000
       25,000     Intermountain Power Agency.......................       CP       04/07/99     3.000          25,000,000
        9,000     Intermountain Power Agency, (Callable, Utah Power
                    Supply Revenue, Series F, due 07/01/15), AMBAC
                    Insured, LOC Swiss Bank........................     VRDN       03/15/99(b)  3.300           9,000,000
       21,815     Utah, (due 07/01/11).............................     VRDN       03/04/99(b)  2.970          21,815,000
                                                                                                          ---------------
                                                                                                               87,880,000
                                                                                                          ---------------

VERMONT (0.3%)
        6,200     Vermont Student Loan Assistance Corp., (Callable,
                    due 01/01/04), LOC National Westminster Bank
                    PLC............................................     VRDN       03/01/99(b)  2.900           6,200,000
                                                                                                          ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE           VALUE
--------------    -------------------------------------------------  --------   ------------   ------     ---------------
VIRGINIA (1.7%)
$      36,900     Loudoun County Industrial Development Authority,
                    (Callable, Refunding, Falcons Landing Project,
                    due 11/01/28), LOC Bank of Scotland............     VRDN       03/03/99(b)  2.950%    $    36,900,000
        1,000     Virginia Beach Industrial Development Authority,
                    (Callable, IDR, Norfolk Virginia Beach,
                    Portsmouth MSA Limited Partnership Project, due
                    12/01/04), LOC Bank of Nova Scotia.............     VRDN       03/01/99(b)  4.875           1,000,000
                                                                                                          ---------------
                                                                                                               37,900,000
                                                                                                          ---------------

WASHINGTON (3.6%)
        6,400     Seattle, (Callable, Water System Revenue, due
                    09/01/25), LOC Bayerische Landesbank...........     VRDN       03/03/99(b)  2.900           6,400,000
       17,235     Washington Public Power Supply System, (Callable,
                    Refunding, Project No. 2, Series 2A-1, due
                    07/01/12), MBIA Insured........................     VRDN       03/03/99(b)  2.850          17,235,000
       11,695     Washington Public Power Supply Systems, (Nuclear
                    Project No. 1, due 07/01/17)...................     VRDN       03/04/99(b)  3.010          11,695,000
        3,245     Washington, (Series 12, due 09/01/07)............     VRDN       03/03/99(b)  3.070           3,245,000
        7,000     Washington, (Series SG-37, due 07/01/17).........     VRDN       03/04/99(b)  2.970           7,000,000
       33,500     Washington, (Series VR-96A, due 06/01/20)........     VRDN       03/03/99(b)  2.850          33,500,000
                                                                                                          ---------------
                                                                                                               79,075,000
                                                                                                          ---------------

WISCONSIN (1.6%)
       15,000     Wisconsin........................................      RAN       06/15/99     4.500          15,059,385
        8,955     Wisconsin Health & Educational Facilities
                    Authority, (Callable, St. Luke's Medical
                    Center, Remarketed 03/10/97, due 12/01/17), LOC
                    First National Bank of Chicago.................     VRDN       03/03/99(b)  2.850           8,955,000
       10,552     Wisconsin Transportation Authority...............       CP       03/24/99     3.050          10,552,000
                                                                                                          ---------------
                                                                                                               34,566,385
                                                                                                          ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE        RATE           VALUE
--------------    -------------------------------------------------  --------   ------------   ------     ---------------
WYOMING (0.6%)
$       2,300     Lincoln County, (Callable, PCR, Exxon Project,
                    Series B, due 11/01/14)........................     VRDN       03/01/99(b)  3.100%    $     2,300,000
        8,700     Sweetwater County, (Callable, PCR, Refunding,
                    Pacificorp Project, Series A, due 07/01/15),
                    LOC CS First Boston............................     VRDN       03/03/99(b)  2.900           8,700,000
        1,300     Uinta County , (Callable, PCR, Chevron Project,
                    due 08/15/20)..................................     VRDN       03/01/99(b)  3.200           1,300,000
                                                                                                          ---------------
                                                                                                               12,300,000
                                                                                                          ---------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.8%)..............................       2,212,200,872
                  ASSETS IN EXCESS OF OTHER LIABILITIES (0.2%).......................................           5,511,157
                                                                                                          ---------------
                  NET ASSETS (100.0%)................................................................     $ 2,217,712,029
                                                                                                          ---------------
                                                                                                          ---------------

------------------------------
(b) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(v) Rate shown reflects current rate on variable or floating rate instrument with step coupon rate. The due date in the security description reflects the final maturity date.

Abbreviations used in the Schedule of Investments are as follows:

AMBAC - Ambac Indemnity Corp.

CP - Commercial Paper.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Securities Assistance.

GO - General Obligation.

IDR - Industrial Development Revenue.

LOC - Letter of Credit.

MBIA - Municipal Bond Investors Assurance Corp.

MFHR - Multi-family Housing Revenue.

MP - Mandatory Put.

PCR - Pollution Control Revenue.

RAN - Revenue Anticipation Note.

RB - Revenue Bond.

TAN - Tax Anticipation Note.

TPP - Third Party Put.

TRAN - Tax Revenue Anticipation Note.

VRDN - Variable Rate Demand Note.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $2,212,200,872
Receivable for Investments Sold                        15,022,562
Interest Receivable                                    14,195,764
Prepaid Trustees' Fees                                      3,862
Prepaid Expenses and Other Assets                          11,252
                                                   --------------
    Total Assets                                    2,241,434,312
                                                   --------------
LIABILITIES
Payable for Investments Purchased                      21,647,825
Payable to Custodian                                    1,621,500
Advisory Fee Payable                                      253,327
Administrative Services Fee Payable                        45,936
Administration Fee Payable                                  2,880
Fund Services Fee Payable                                   1,570
Accrued Expenses                                          149,245
                                                   --------------
    Total Liabilities                                  23,722,283
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $2,217,712,029
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $32,609,000
EXPENSES
Advisory Fee                                       $1,507,492
Administrative Services Fee                           275,274
Custodian Fees and Expenses                           173,458
Professional Fees and Expenses                         26,998
Fund Services Fee                                      24,745
Trustees' Fees and Expenses                            11,244
Administration Fee                                     11,028
Miscellaneous                                           8,263
                                                   ----------
    Total Expenses                                                2,038,502
                                                                -----------
NET INVESTMENT INCOME                                            30,570,498
NET REALIZED GAIN ON INVESTMENTS                                     87,616
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $30,658,114
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE SIX
                                                     MONTHS ENDED      FOR THE FISCAL
                                                   FEBRUARY 28, 1999     YEAR ENDED
                                                      (UNAUDITED)      AUGUST 31, 1998
                                                   -----------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $      30,570,498   $    57,780,944
Net Realized Gain on Investments                              87,616            58,974
                                                   -----------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                          30,658,114        57,839,918
                                                   -----------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          5,116,096,753     8,287,690,613
Withdrawals                                           (4,773,178,765)   (7,897,457,444)
                                                   -----------------   ---------------
    Net Increase from Investors' Transactions            342,917,988       390,233,169
                                                   -----------------   ---------------
    Total Increase in Net Assets                         373,576,102       448,073,087
NET ASSETS
Beginning of Period                                    1,844,135,927     1,396,062,840
                                                   -----------------   ---------------
End of Period                                      $   2,217,712,029   $ 1,844,135,927
                                                   -----------------   ---------------
                                                   -----------------   ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                       FOR THE
                                                   SIX MONTHS ENDED   FOR THE FISCAL YEAR ENDED AUGUST
                                                     FEBRUARY 28,                   31,
                                                         1999         --------------------------------
                                                     (UNAUDITED)      1998   1997   1996   1995   1994
                                                   ----------------   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.20%(a) 0.22% 0.24%  0.25%  0.25%  0.25%
  Net Investment Income                                       3.02%(a) 3.38% 3.34%  3.40%  3.61%  2.37%

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Money Market Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $955,814,753 on that date from The Pierpont Tax Exempt Money Market Fund in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high level of current income exempt from federal income tax consistent with the preservation of capital and same-day liquidity. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any amount over $1 billion. Effective October 1, 1998 the portfolio's investment advisor is J.P. Morgan Investment Management Inc., ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement have remained the same. For the six months ended February 28, 1999, the fee for these services amounted to $1,507,492.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio,

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
FEBRUARY 28, 1999
--------------------------------------------------------------------------------
      furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended February 28, 1999, the fee for these services amounted to $11,028.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended February 28, 1999, the fee for these services amounted to $275,274.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $24,745 for the six months ended February 28, 1999.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $5,200.

J.P. MORGAN INSTITUTIONAL FUNDS

     PRIME MONEY MARKET FUND

     TREASURY MONEY MARKET FUND

     FEDERAL MONEY MARKET FUND

     TAX EXEMPT MONEY MARKET FUND

     SHORT TERM BOND FUND

     BOND FUND

     GLOBAL STRATEGIC INCOME FUND

     TAX EXEMPT BOND FUND

     NEW YORK TAX EXEMPT BOND FUND

     CALIFORNIA BOND FUND: INSTITUTIONAL SHARES

     DIVERSIFIED FUND

     DISCIPLINED EQUITY FUND

     U.S. EQUITY FUND

     U.S. SMALL COMPANY FUND

     TAX AWARE DISCIPLINED EQUITY FUND:
          INSTITUTIONAL SHARES

     INTERNATIONAL EQUITY FUND

     EUROPEAN EQUITY FUND

     INTERNATIONAL OPPORTUNITIES FUND

     EMERGING MARKETS EQUITY FUND

     SMARTINDEX-TM-FUND: INSTITUTIONAL SHARES

FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT
(800)766-7722.

J.P. MORGAN INSTITUTIONAL
TAX EXEMPT
MONEY MARKET
FUND
ITEMMFR-992





SEMIANNUAL REPORT
FEBRUARY 28, 1999